CONDENSED BALANCE SHEETS ( Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2020
Convertible preferred stock, outstanding	13,669,161	14,077,350
Common stock subject to possible redemption price per share (in Dollars per share)	$ 10.00	$ 10.00
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	45,000,000
Common stock, shares issued	3,580,839	3,172,650
Common stock, shares outstanding	3,580,839	3,172,650
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500